Earnings Per Share	12 Months Ended
Dec. 31, 2011
Earnings Per Share [Abstract]
Earnings Per Share
19.	Earnings per Share

Basic earnings per common share is presented under the two-class method and is computed by dividing the earnings applicable to common stockholders by the weighted average number of common shares outstanding for the period.

Under the two class method, net income, if any, is first reduced by the amount of dividends declared in respect of common shares for the current period, if any, and the remaining earnings are allocated to common shares and participating securities to the extent that each security can share the earnings assuming all earnings for the period are distributed. For the years ended December 31, 2011, December 31, 2010 and December 31, 2009 no dividend was declared on income for those years. The dividends paid in the year ended December 31, 2009 related to 2008 net income. The Class B common shareholders' dividend rights are subordinated to those of holders of Class A common shares. Net income for the relevant period is allocated based on the contractual rights of each class of security and as there was insufficient net income to allow any dividend on the Class B common shares no earnings were allocated to Class B common shares.

Losses are only allocated to participating securities in a period of net loss if, based on the contractual terms, the relevant common shareholders have an obligation to participate in such losses. No such obligation exists for Class B common shareholders and, accordingly, any losses would only be allocated to the Class A common shareholders.

On August 24, 2010 39,531,348 Public Warrants exercisable at $6.00 to purchase Class A common shares and 5,500,000 Sponsor Warrants, exercisable on a cashless basis, expired. At December 31, 2011, there were 6,188,088 Class A Warrants to purchase Class A common shares at an exercise price of $9.25 outstanding which are due to expire on September 1, 2013. In addition, there were 167,886 restricted stock units granted and unvested as part of management's equity incentive plan and as part of the Directors' compensation for 2011. As of December 31, 2011 only Class A and B common shares are participating securities.

For the year ended December 31, 2010 the diluted weighted average number of Class A common shares outstanding is the same as the basic weighted average number of shares outstanding. The diluted weighted average number of shares excludes the outstanding restricted stock units and the outstanding warrants as these would have an antidilutive effect. For the years ended December 31, 2011 and December 31, 2009, the diluted weighted average number of shares includes the incremental effect of outstanding stock based incentive awards but excludes the effect of outstanding warrants as these were antidilutive.

(In thousands, except share data)	Year ended December 31, 2011	Year ended December 31, 2010	Year ended December 31, 2009
Class A common shares
Weighted average number of common shares outstanding (B)	47,262,549	46,910,604	46,459,509
Dilutive effect of share-based awards	185,463	—	295,349

Common shares and common share equivalents (H)	47,448,012	46,910,604	46,754,858

Class B common shares
Weighted average number of common shares outstanding (D)	7,405,956	7,405,956	7,405,956
Dilutive effect of share-based awards	—	—	—

Common shares (J)	7,405,956	7,405,956	7,405,956

Basic Earnings per Share
Net income (loss) available to shareholders	$9,071	$(3,971)	$42,374

Available to:
- Class A shareholders for period	$9,071	$(3,971)	$42,374
- Class A shareholders for arrears	—	—	—
- Class B shareholders for period	—	—	—
- allocate pro-rata between Class A and B	—	—	—
Net income (loss) available for Common shares (E)	—	—	—
Net income (loss) available for Class A (A)	$9,071	$(3,971)	$42,374
Net income (loss) available for Class B (C)	—	—	—

Basic Earnings per share:
Class A (A/B)	$0.19	$(0.08)	$0.91
Class B (C/D)	—	—	—

Diluted Earnings per Share
Net income (loss) available to shareholders	$9,071	$(3,971)	$42,374

Available to:
- Class A shareholders for period	$9,071	$(3,971)	$42,374
- Class A shareholders for arrears	—	—	—
- Class B shareholders for period	—	—	—
- allocate pro rata between Class A and B	—	—	—
Net income (loss) available for Class A (G)	$9,071	$(3,971)	$42,374
Net income (loss) available for Class B (I)	—	—	—

Diluted Earnings per share:
Common shares (K/F)	—	—	—
Class A (G/H)	$0.19	$(0.08)	$0.91
Class B (I/J)	—	—	—